CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 761,088	$ 603,704	$ 425,636
Cost of revenues	196,907	126,947	69,391
Gross profit	564,181	476,757	356,245
Operating expenses:
Research and development	250,791	198,912	153,635
Selling and marketing	307,718	249,178	204,435
General and administrative	85,922	59,297	48,186
Total operating expenses	644,431	507,387	406,256
Operating loss	(80,250)	(30,630)	(50,011)
Financial income (expenses), net	(3,621)	(2,794)	(5,015)
Other income (expenses)	55	(489)	76
Loss before taxes on income	(83,816)	(33,913)	(54,950)
Taxes on income	2,598	3,207	1,323
Net loss	(86,414)	(37,120)	(56,273)
Other comprehensive loss:
Unrealized gains (loss) from marketable securities	1,167	(24)	(291)
Unrealized gains (loss) on cash flow hedge	1,881	(1,381)	394
Other comprehensive income (loss) for the year	3,048	(1,405)	103
Total comprehensive loss	$ (83,366)	$ (38,525)	$ (56,170)
Basic and diluted net loss per ordinary share	$ (1.71)	$ (0.77)	$ (1.24)
Creative Subscription [Member]
Revenues	$ 644,491	$ 525,350	$ 391,347
Cost of revenues	120,905	84,752	64,108
Business Solutions [Member]
Revenues	116,597	78,354	34,289
Cost of revenues	$ 76,002	$ 42,195	$ 5,283